Prepayments and other current assets (Tables)	12 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepayments and Other Current Assets
The prepayments and other current assets consist of the following:

	As of March 31, 2020	As of March 31, 2021
	RMB	RMB
Loans receivable (a)	35,082	3,957
Prepayments for purchases of products (b)	16,152	53,209
Vendor rebate receivables (c)	10,486	8,723
Value-added tax (“VAT”) deductible (d)	9,818	10,672
Sales return assets	1,157	1,244
Deposits	774	1,456
Others	3,251	6,000

Total	76,720	85,261

(a)	The balance represents loans receivable due from third parties.
In January 2020, the Company entered into a four-month loan agreement with a third-party company for a principal amount of RMB1.0 million, bearing an interest rate of 6% per annum and the loan was repaid in May 2020.
In May 2019, the Company entered into a four-month loan agreement with a third-party company for a principal amount of US$1.5 million (RMB10.8 million), bearing an interest rate of 5% per annum. In September 2019, the Company and the borrower agreed to extend the loan agreement for another eight months.
In May 2019, the Company entered into an interest free loan agreement with one of its previously preferred shareholders for a principal amount of US$1.4 million (RMB9.8 million) with a term of 730 days, which was subsequently amended to 600 days on December 5, 2019, and the maturity date of the loan was shortened to December 2020. The Company accounted for the loan receivable by using effective interest rate method and difference of RMB0.2 million between the discounted present value of the loan receivable and the cash amount lent out was recorded as interest income loss for the year end March 31, 2020. The loan was early repaid in July, 2020. In June 2020, the Company entered into another interest free loan agreement with the shareholder for a principal amount of US$4.85 million (RMB33.0 million) with a term of three months. In February 2021, the Company entered into a share repurchase agreement with the shareholder. The Company repurchased and cancelled 521,924 shares of Class A ordinary shares held by the shareholder with a consideration amounting to the loan principal of US$4.85 million.
In December 2018, the Company entered into an interest free facility loan agreement with a third-party company for a total loan facility up to RMB20 million with a term of 12 months. As of March 31, 2020 and 2021, the principal amount outstanding under this agreement was RMB11.4 million and RMB0.6 million, respectively. The loan was repaid in June 2021.
In December 2018, the Company entered into a
two-year
loan agreement with a third-party company for a principal amount of RMB1.46 million, bearing an interest rate of 6% per annum, out of which RMB0.7 million and RMB0.8 million were repaid in June 2019 and October 2020, respectively. As of March 31, 2020, the outstanding principal amount under this agreement was RMB0.8 million.
In December 2018, the Company entered into a
two-year
loan agreement with a third-party company for a principal amount of RMB1.5 million, bearing an interest rate of 6% per annum. The loan was early repaid in August 2020.
In July 2020, the Company entered into a
one-year
loan agreement with a third-party company for a principal amount of RMB0.65 million, bearing an interest rate of 4% per annum.
In September 2020, the Company entered into a
one-year
interest free loan agreement with a third-party company for a principal amount of RMB0.12 million.
From November 2020 to February 2021, the Company has entered into six one-year
loan agreements with six individual persons for a total principal amount of RMB2.6 million, of which 1 million is an interest-free loan, and the remained 1.6 million loan bearing an interest rate of 3% per annum. As of the date of the report, the Company has received RMB0.6 million,

(b)	Prepayments for purchases of products represent cash prepaid to the Company’s third party brand partners for the procurement of products.

(c)	Vendor rebate receivables represent the rebates to be received by the Company from its suppliers after certain levels of purchases are achieved.

(d)	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.